SHARE OPTION PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share options [Roll Forward]
Options exercised (in shares)	(36,575.000)	(64,000.000)
Weighted average assumptions used to calculate fair value of options [Abstract]
Risk free interest rate	1.08%
Expected share price volatility	31.27%
Expected dividend yield	0.00%
Expected life of options (in years)	3 years 6 months
Weighted average fair value of options granted (in dollars per share)	$ 3.06	$ 0.00	$ 0.00
Other disclosures [Abstract]
Total intrinsic value of options exercised during the period	$ 300,000	$ 300,000	$ 2,900,000
Unrecognized compensation costs, period of recognition	2 years 2 months 21 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, term (in years)	5 years
Share options [Roll Forward]
Options outstanding at beginning of year (in shares)	125,000	189,000	423,000
Granted (in shares)	279,000	0	0
Options exercised (in shares)	(125,000)	(64,000)	(224,000)
Forfeited (in shares)	0	0	(10,000)
Options outstanding at end of year (in shares)	279,000	125,000	189,000
Exercisable at end of year (in shares)	0.00	125,000	189,000
Weighted average exercise price [Abstract]
Options outstanding at beginning of year (in dollars per share)	$ 12.56	$ 13.17	$ 9.99
Granted (in dollars per share)	14.38	0.00	0.00
Exercised (in dollars per share)	12.11	10.55	5.41
Forfeited (in dollars per share)	0.00	0.00	5.56
Options outstanding at end of year (in dollars per share)	13.03	12.56	13.17
Exercisable at end of year (in dollars per share)	$ 0.00	$ 12.56	$ 13.17
Other disclosures [Abstract]
Unrecognized compensation costs related to non-vested options granted	$ 461,600.0	$ 0
Intrinsic value	500,000
Compensation cost recognized during the period	$ 403,000	$ 0	$ 29,000
New Options Granted During The Year [Member]
Weighted average assumptions used to calculate fair value of options [Abstract]
Expected life of options (in years)	5 years	0 years	0 years
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)	1 year
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)	3 years